Cover	Nov. 05, 2026
Document Information
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	SOUNDHOUND AI, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40193
Entity Tax Identification Number	85-1286799
Entity Address, Street	5400 Betsy Ross Drive
Entity Address, City	Santa Clara
Entity Address, State	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	441-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001840856
Amendment Flag	false
Common Class A
Document Information
Title of each class	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SOUN
Name of each exchange on which registered	NASDAQ
Warrant
Document Information
Title of each class	Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share, subject to adjustment
Trading Symbol	SOUNW
Name of each exchange on which registered	NASDAQ